1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99 .4%
Aerospace and Defense — 0 .2%
1,200 Ducommun Inc. † ..................................... $ 99,156
Automotive — 1 .1%
20,000 Iveco Group NV ........................................ 393,435
26,500 Pinewood Technologies Group plc † ........... 162,234
555,669
Broadcasting — 2 .7%
26,000 Sinclair Inc. .............................................. 359,320
57,000 TEGNA Inc. .............................................. 955,320
1,314,640
Building and Construction — 6 .3%
800 Carrier Global Corp. .................................. 58,552
2,700 Champion Homes Inc. † ............................ 169,047
2,400 Lennar Corp. , Cl. B ................................... 252,600
11,510 Nobility Homes Inc. .................................. 325,157
1,500 The AZEK Co. Inc. † ................................... 81,525
8,500 Vulcan Materials Co. ................................. 2,216,970
3,103,851
Business Services — 3 .7%
290,000 Clear Channel Outdoor Holdings Inc. † ....... 339,300
70,000 Dawson Geophysical Co. † ........................ 102,200
65,000 Dun & Bradstreet Holdings Inc. ................. 590,850
2,000 eWork Group AB ...................................... 21,689
6,000 Just Eat Takeaway.com NV † ..................... 137,290
4,000 McGrath RentCorp ................................... 463,840
4,000 NV5 Global Inc. † ...................................... 92,360
10,000 Ricardo plc .............................................. 60,809
1,808,338
Cable and Satellite — 2 .2%
3,500 Liberty Broadband Corp. , Cl. A † ................ 342,370
3,500 Liberty Broadband Corp. , Cl. C † ................ 344,330
99,500 WideOpenWest Inc. † ................................ 403,970
1,090,670
Communications — 0.0%
1,000 The Interpublic Group of Companies Inc. .. 24,480
Communications Equipment — 0 .2%
2,500 Digi International Inc. † ............................. 87,150
Computer Software and Services — 1 .9%
200 ANSYS Inc. † ............................................ 70,244
600 Couchbase Inc. † ....................................... 14,628
1,000 Datagroup SE ........................................... 72,797
50,000 E2open Parent Holdings Inc. † ................... 161,500
5,000 Informatica Inc. , Cl. A † ............................. 121,750
6,000 Playtech plc ............................................. 30,967
200 Rockwell Automation Inc. ......................... 66,434
34,200 Stratasys Ltd. † ......................................... 392,274
930,594
Shares
Market
Value
Consumer Products — 0 .3%
4,500 Bang & Olufsen A/S † ................................ $ 9,577
6,000 Capri Holdings Ltd. † ................................. 106,200
8,000 iRobot Corp. † ........................................... 25,040
140,817
Containers and Packaging — 0 .1%
10,000 Ardagh Metal Packaging SA ...................... 42,800
Diversified Industrial — 5 .9%
300 Emeren Group Ltd. , ADR † ........................ 561
300 Herc Holdings Inc. .................................... 39,507
6,500 Hexcel Corp. ............................................ 367,185
108,998 Myers Industries Inc. (a) ........................... 1,579,381
550,000 Schmitt Industries Inc. † ........................... 11,935
600 Servotronics Inc. † .................................... 28,164
3,000 Target Hospitality Corp. † .......................... 21,360
45,000 Tredegar Corp. † ....................................... 396,000
44,000 Velan Inc. ................................................. 474,977
2,919,070
Electronics — 2 .2%
400 Bel Fuse Inc. , Cl. A ................................... 35,940
24,000 FARO Technologies Inc. † .......................... 1,054,080
1,090,020
Energy and Utilities — 16 .5%
4,200 Alerion Cleanpower SpA ........................... 86,579
48,000 Algonquin Power & Utilities Corp. ............. 275,040
9,400 ALLETE Inc. ............................................. 602,258
125,000 Alvopetro Energy Ltd. ............................... 573,710
17,000 Avista Corp. ............................................. 645,150
19,000 ChampionX Corp. ..................................... 471,960
2,500 DMC Global Inc. † ..................................... 20,150
32,000 Endesa SA ................................................ 1,013,603
12,500 Energy Transfer LP ................................... 226,625
160,000 Gulf Coast Ultra Deep Royalty Trust † ......... 4,960
2,500 Hess Corp. ............................................... 346,350
7,000 Innergex Renewable Energy Inc. ............... 70,527
2,500 KLX Energy Services Holdings Inc. † .......... 4,675
2,000 National Fuel Gas Co. ................................ 169,420
7,200 Northwestern Energy Group Inc. ............... 369,360
8,200 ONEOK Inc. .............................................. 669,366
9,500 Portland General Electric Co. ..................... 385,985
2,000 Radius Recycling Inc. ............................... 59,380
16,000 Severn Trent plc ....................................... 600,452
2,000 Southwest Gas Holdings Inc. .................... 148,780
18,500 TXNM Energy Inc. .................................... 1,041,920
10,000 UGI Corp. ................................................. 364,200
8,150,450
Entertainment — 10 .3%
22,000 Atlanta Braves Holdings Inc. , Cl. A † .......... 1,082,620
7,500 Atlanta Braves Holdings Inc. , Cl. C † .......... 350,775
45,000 Fox Corp. , Cl. B (a) .................................... 2,323,350

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
120,000 IMAX China Holding Inc. † ......................... $ 129,631
3,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 284,880
3,000 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ................................................... 313,500
128 Liberty Media Corp.-Liberty Live , Cl. A † .... 10,173
128 Liberty Media Corp.-Liberty Live , Cl. C † .... 10,389
15,700 Manchester United plc , Cl. A † ................... 279,617
20,000 MultiChoice Group † .................................. 132,650
13,000 Warner Bros Discovery Inc. † .................... 148,980
5,066,565
Financial Services — 6 .1%
5,000 Aquis Exchange plc † ................................ 49,759
20,000 AvidXchange Holdings Inc. † ..................... 195,800
800 Brookfield Asset Management Ltd. , Cl. A ... 44,224
3,000 Brookfield Corp. ....................................... 185,550
17,500 Cadence Bank .......................................... 559,650
2,000 Cantaloupe Inc. † ...................................... 21,980
500 CFSB Bancorp Inc. † .................................. 6,860
2,000 CNFinance Holdings Ltd. , ADR † ................ 1,300
2,000 Enstar Group Ltd. † ................................... 672,720
2,319 First Bank ................................................. 35,875
10,500 First Horizon Corp. ................................... 222,600
27,000 Navient Corp. ........................................... 380,700
7,684 Shore Bancshares Inc. .............................. 120,792
1,500 SouthState Corp. ...................................... 138,045
7,000 Synovus Financial Corp. ........................... 362,250
2,998,105
Food and Beverage — 0 .2%
3,000 Flowers Foods Inc. ................................... 47,940
11,200 GrainCorp Ltd. , Cl. A ................................. 57,349
105,289
Health Care — 11 .4%
1,100 Amedisys Inc. † ........................................ 108,229
2,000 Andlauer Healthcare Group Inc. ................ 77,268
1,200 Bio-Rad Laboratories Inc. , Cl. A † .............. 289,584
10,000 Biotage AB ............................................... 151,254
2,500 Blueprint Medicines Corp. † ....................... 320,450
2,500 Cross Country Healthcare Inc. † ................. 32,625
2,500 Globus Medical Inc. , Cl. A † ....................... 147,550
7,000 Grifols SA , ADR † ...................................... 63,280
100 ICU Medical Inc. † ..................................... 13,215
2,200 Idorsia Ltd. † ............................................ 5,961
1,000 Illumina Inc. † ........................................... 95,410
25,000 Inozyme Pharma Inc. † .............................. 100,000
24,000 LENSAR Inc. † .......................................... 316,080
22,500 Perrigo Co. plc ......................................... 601,200
1,000 PharmaSGP Holding SE ............................ 33,454
5,658 QIAGEN NV .............................................. 271,924
Shares
Market
Value
3,500 QuidelOrtho Corp. † ................................... $ 100,870
25,000 SpringWorks Therapeutics Inc. † ............... 1,174,750
9,000 Surgery Partners Inc. † ............................. 200,070
34,000 SurModics Inc. † ....................................... 1,010,140
1,500 TherapeuticsMD Inc. † .............................. 1,740
42,000 Viatris Inc. ............................................... 375,060
15,000 Vigil Neuroscience Inc. † ........................... 119,250
5,609,364
Hotels and Gaming — 0 .5%
2,000 Everi Holdings Inc. † ................................. 28,480
1,000 PlayAGS Inc. † .......................................... 12,490
2,000 Ryman Hospitality Properties Inc. , REIT .... 197,340
238,310
Machinery — 1 .6%
25,000 CFT SpA † (b) ............................................ 135,464
40,000 CNH Industrial NV .................................... 518,400
4,500 Valmet Oyj ............................................... 139,252
793,116
Materials — 1 .0%
7,200 Rogers Corp. † .......................................... 493,056
Media — 0 .1%
12,700 The E.W. Scripps Co. , Cl. A † ..................... 37,338
Metals and Mining — 3 .6%
36,500 Alamos Gold Inc. , Cl. A ............................. 969,440
3,800 Kinross Gold Corp. ................................... 59,382
5,000 Newmont Corp. ........................................ 291,300
10,000 Orogen Royalties Inc. † ............................. 14,026
15,000 Pan American Silver Corp. ........................ 425,629
1,759,777
Publishing — 0 .3%
21,982 Lee Enterprises Inc. † ................................ 139,586
Real Estate — 0 .1%
4,000 Corem Property Group AB , Cl. B ............... 2,199
3,000 Healthcare Realty Trust Inc. , REIT ............. 47,580
600 Millrose Properties Inc. , REIT ................... 17,106
24,000 Trinity Place Holdings Inc. † ...................... 1,200
68,085
Retail — 4 .9%
8,000 Albertsons Companies Inc. , Cl. A .............. 172,080
10,000 Bapcor Ltd. .............................................. 32,907
1,500 GMS Inc. † ................................................ 163,125
9,000 Macy's Inc. .............................................. 104,940
10,000 Skechers USA Inc. , Cl. A † ......................... 631,000
104,000 Sportsman's Warehouse Holdings Inc. † .... 358,800
24,000 Village Super Market Inc. , Cl. A ................. 924,000
12,400 Yamada Holdings Co. Ltd. ......................... 39,033
2,425,885

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors — 0 .3%
40,000 Alphawave IP Group plc † .......................... $ 95,646
500 Silicon Motion Technology Corp. , ADR ...... 37,585
800 Tower Semiconductor Ltd. † ...................... 34,680
167,911
Specialty Chemicals — 0 .4%
1,300 Covestro AG † ........................................... 92,493
8,200 Mativ Holdings Inc. .................................. 55,924
13,500 SGL Carbon SE † ....................................... 55,658
204,075
Telecommunications — 9 .2%
5,000 Frontier Communications Parent Inc. † ...... 182,000
20,200 Juniper Networks Inc. ............................... 806,586
200,000 Koninklijke KPN NV .................................. 974,400
42,000 Liberty Global Ltd. , Cl. A † ......................... 420,420
20,000 Liberty Latin America Ltd. , Cl. A † .............. 122,000
12,000 Liberty Latin America Ltd. , Cl. C † .............. 74,640
7,000 Orange Belgium SA † ................................ 138,939
11,000 Parrot SA † ............................................... 129,575
1,000 Rogers Communications Inc. , Cl. B ........... 29,660
60,000 Spirent Communications plc † ................... 160,600
7,000 Sunrise Communications AG , Cl. A ........... 394,530
125,000 Telefonica Deutschland Holding AG ........... 337,336
30,500 Telesat Corp. † .......................................... 745,420
4,516,106
Wireless Communications — 6 .1%
30,500 Millicom International Cellular SA ............. 1,142,835
380,321 NII Holdings Inc., Escrow † ....................... 133,112
8,500 Telephone and Data Systems Inc. .............. 302,430
22,500 United States Cellular Corp. † .................... 1,439,325
3,017,702
TOTAL COMMON STOCKS ........................ 48,997,975
CLOSED-END FUNDS — 0 .1%
30,000 Altaba Inc., Escrow † ................................. 40,500
RIGHTS — 0 .6%
Computer Software and Services — 0 .1%
4,000 Gen Digital Inc. , CVR † .............................. 32,640
Health Care — 0 .2%
6,700 ABIOMED Inc. , CVR † ................................ 10,720
52,000 Adamas Pharmaceuticals Inc. , CVR † ......... 650
52,000 Adamas Pharmaceuticals Inc. , CVR † ......... 650
20,000 Akouos Inc. , CVR † ................................... 10,000
4,000 Albireo Pharma Inc. , CVR † ....................... 9,000
13,000 Ambit Biosciences Corp. , CVR † (b) ............ 0
50,000 Checkpoint Therapeutics Inc. , CVR † .......... 5,000
56,000 Chinook Therapeutics Inc. , CVR † .............. 11,200
4,000 CinCor Pharma Inc. , CVR † ........................ 12,000
Shares
Market
Value
28,000 Epizyme Inc. , CVR † .................................. $ 560
5,000 Flexion Therapeutics Inc. , CVR † ................ 500
12,000 Fusion Pharmaceuticals Inc. , CVR † ........... 6,000
30,000 Gracell Biotechnologies Inc. , CVR † ........... 1,200
30,000 Icosavax Inc. , CVR † ................................. 9,000
75,000 Innocoll , CVR † (b) ..................................... 0
2,000 Landos Biopharma Inc. , CVR † .................. 5,020
15,000 Mirati Therapeutics Inc. , CVR † .................. 7,500
3,000 Opiant Pharmaceuticals Inc. , CVR † ........... 1,500
6,000 Paragon 28 Inc. , CVR † ............................. 300
100,000 Paratek Pharmaceuticals Inc. , CVR † .......... 2,000
4,500 Poseida Therapeutics Inc. , CVR † .............. 2,250
2,000 Prevail Therapeutics Inc. , CVR † ................ 400
20,000 Regulus Therapeutics Inc , CVR † ............... 20,000
500 Sigilon Therapeutics Inc. , CVR † ................ 3,775
119,225
Materials — 0 .1%
17,500 Resolute Forest Products Inc. , CVR † ......... 26,250
Metals and Mining — 0 .2%
10,000 Kinross Gold Corp. , CVR † (b) .................... 0
400,000 Pan American Silver Corp. , CVR † .............. 98,000
98,000
TOTAL RIGHTS ......................................... 276,115
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .4%
$ 190,000 U.S. Treasury Bill,
4.257% †† , 09/25/25 ............................. 188,096
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.5%
(Cost $ 41,361,127 ) ............................... $ 49,502,686
Shares
Market
Value
SECURITIES SOLD SHORT — ( 0 .1 ) %
Communications — (0.0) %
300 Omnicom Group Inc. ....................... $ 21,582
Electronics — ( 0 .1 ) %
400 Bel Fuse Inc. , Cl. B ......................... 39,076
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 55,583 ) (c) ......... $ 60,658

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
(a) Securities, or a portion thereof, with a value of $2,587,440 were deposited with the broker as collateral for securities sold short.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) At June 30, 2025, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust